Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of composition of fleet and spare engines, operating leases

Aircraft		At December	At December
Type	Model	31, 2020	31, 2019
A319	132	3	3
A319	133	2	4
A320	233	39	39
A320	232	1	2
A320NEO	271N	24	17
A321	231	10	10
A321NEO	271N	6	6
		85	81

Engine spare		At December	At December
Type	Model	31, 2020	31, 2019
V2500	V2524-A5	2	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	5	3
V2500	V2527-A5	2	2
PW1100	PW1127G-JM	5	3
PW1100	PW1133G-JM	1	1
		18	14

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Terms and conditions are subject to market conditions at the time of renewal.

Aircraft		At December	At December
Type	Model	31, 2020	31, 2019
A319	132	3	3
A319	133	2	4
A320	233	39	39
A320	232	1	2
A320NEO	271N	24	17
A321	231	10	10
A321NEO	271N	6	6
		85	81

Summary of carrying amounts of right-of-use assets recognized and the movements during the period

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As at January 1st, 2019	Ps.	31,126,169	Ps.	579,696	Ps.	176,188	Ps.	31,882,053
Additions		6,676,492		230,200		42,992		6,949,684
Depreciation on right of use assets		(4,490,572)		(132,698)		(79,701)		(4,702,971)
As at December 31, 2019		33,312,089		677,198		139,479		34,128,766
Additions		4,876,071		362,081		15,222		5,253,374
Disposals		(17,742)		—		—		(17,742)
Foreign exchange effect		—		—		795		795
Depreciation on right of use assets		(4,763,928)		(210,079)		(74,969)		(5,048,976)
As at December 31, 2020	Ps.	33,406,490	Ps.	829,200	Ps.	80,527	Ps.	34,316,217

Summary of carrying amounts of lease liabilities and the movements during the period

	2020		2019
As at January 1st	Ps.	40,517,045	Ps.	39,565,146
Additions		5,572,764		7,186,613
Disposals		(231,566)		—
Accretion of interest		2,218,982		2,037,540
Foreign exchange effect		2,163,886		(1,772,452)
Payments		(6,110,569)		(6,499,802)
As at 31 December	Ps.	44,130,542	Ps.	40,517,045
Current	Ps.	6,484,092	Ps.	4,720,505
Non-current	Ps.	37,646,450	Ps.	35,796,540

Summary of amounts recognized in profit or loss

	As of December		As of December		As of December
	31, 2020		31, 2019		31, 2018
Depreciation of right-of-use assets	Ps.	(5,048,976)	Ps.	(4,702,971)	Ps.	(4,043,691)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 21)		(2,350,250)		(2,128,162)		(1,755,978)
Aircraft and engine variable expenses		(1,845,254)		(961,657)		(956,010)
Total amount recognized in profit or loss	Ps.	(9,244,480)	Ps.	(7,792,790)	Ps.	(6,755,679)